Acquisition of Lantern Rigs	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition of Lantern Rigs
Acquisition of Stingray Entities
Description of the Transaction
On November 24, 2014, the Partnership acquired all ownership interests in Stingray Pressure Pumping LLC (“Pressure Pumping”) and Stingray Logistics LLC (“Logistics”). Pressure Pumping was formed March 20, 2012 and Logistics was formed November 19, 2012, as Delaware limited liability companies. Both were formed by Wexford and Gulfport. The Partnership acquired Pressure Pumping and Logistics in exchange for limited partner interests. The acquisition of the Stingray Entities added to the Company's pressure pumping segment.
At the date of acquisition, the total ownership interest in Pressure Pumping and Logistics were converted to 31.96% (9.6 million common units) and 1.21% (0.4 million common units), respectively, of the Partnership's limited partnership interest. The fair value of the Stingray entities provided as consideration was determined with the assistance of external valuation experts as of acquisition date.
At the acquisition date, the components of the consideration transferred were as follows:

Consideration attributable to Stingray Pressure Pumping LLC (1)	$176,910,000
Consideration attributable to Stingray Logistics LLC (1)	6,720,000
Total consideration transferred	$183,630,000

(1)	See Summary of acquired assets and liabilities below

	Pressure Pumping	Logistics	Total
Cash and cash equivalents	$6,930,597	$128,471	$7,059,068
Accounts receivable	25,904,279	2,164,859	28,069,138
Inventories	1,205,059	—	1,205,059
Other current assets	2,800,125	83,892	2,884,017
Property, plant and equipment(1)	98,746,182	2,783,700	101,529,882
Identifiable intangible assets - customer relationships(2)	33,610,000	—	33,610,000
Identifiable intangible assets - trade names(2)	6,880,000	230,000	7,110,000
Goodwill(3)	82,867,545	3,175,603	86,043,148
Other Assets	207,057	4,000	211,057
Total assets acquired	$259,150,844	$8,570,525	$267,721,369

Accounts payable and accrued liabilities	$33,428,913	$729,181	$34,158,094
Income taxes payable	115,000	$5,000	120,000
Long-term debt	48,696,931	$1,116,344	49,813,275
Total liabilities assumed	$82,240,844	$1,850,525	$84,091,369
Net assets acquired	$176,910,000	$6,720,000	$183,630,000

(1)
Property, plant and equipment fair value measurements were prepared by utilizing a combined fair market value and cost approach. The market approach relies on comparability of assets using market data information. The cost approach places emphasis on the physical components and characteristics of the asset. It places reliance on estimated replacement cost, depreciation and economic obsolescence.

(2)
Identifiable intangible assets were measured using a combination of income approaches. Trade names were valued using a "Relief-from-Royalty" method. Contractual and non-contractual customer relationships were valued using a "Multi-period excess earnings" method. Identifiable intangible assets will be amortized over 4-10 years.

(3)
Goodwill was the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill recorded in connection with the acquisition is attributable to assembled workforces and future profitability based on the synergies expected to arise from the acquired entities.

Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016		2015		2014
	Pressure Pumping	Logistics	Pressure Pumping	Logistics	Pressure Pumping	Logistics
Revenues	$123,736,030	$4,393,991	$166,869,663	$5,922,131	$17,731,317	$635,024
Eliminations (1)	(4,350)	(4,349,075)	—	(5,922,131)	—	(635,024)
Revenues in consolidation	123,731,680	44,916	166,869,663	—	17,731,317	—

Net income (loss)	(2,207,333)	(367,927)	(4,870,645)	630,999	(1,612,370)	97,525
Eliminations (2)	4,802,981	(4,341,053)	9,013,897	(5,922,131)	1,051,191	(635,024)
Net income (loss) in consolidation	2,595,648	(4,708,980)	4,143,252	(5,291,132)	(561,179)	(537,499)

(1)	Eliminations related to work performed on behalf of Stingray Pressure Pumping and Stingray Logistics

(2)	Eliminations related to work performed on behalf of Stingray Pressure Pumping in addition to services provided by other Mammoth affiliates.
The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$381,868,708
Net loss	(9,438,437)

The historical financial information was adjusted to give effect to the pro forma events that were directly attributable to the acquisition. For the year ended December 31, 2014, there were no transaction related costs expensed. The unaudited pro forma consolidated results are not necessarily indicative of what the consolidated results of operations actually would have been had the merger been completed on January 1, 2014. In addition, the unaudited pro forma consolidated results do not purport to project the future results of operations of the Company.
Acquisition of Lantern Rigs
On January 29, 2014, Bison acquired five drilling rigs (“Rigs”) directly from the financial institutions that leased the Rigs to the previous owner, Lantern Drilling Company (“Lantern”). The Company has treated the acquisition of these assets as a business combination because the assets included a workforce and contract arrangements. The acquisition of these Rigs enhanced the Company's contract land and directional drilling segment. At the date of acquisition, the five rigs were valued at $47,225,000. The assets are classified in property, plant and equipment, net in the Consolidated Balance Sheets. After tax the total cash consideration paid for the assets was $50,557,053. The outflow of cash is presented in purchases of property and equipment in the Consolidated Statements of Cash Flow.
Since the acquisition date, the businesses acquired have provided the following earnings activity:

	2016	2015	2014
Revenues	$16,069,976	$24,262,672	$34,698,597
Net income (loss)	(7,409,865)	609,069	6,873,499

The following table presents unaudited 2014 pro forma information for the Company as if the acquisition had occurred as of January 1, 2014:

2014
Revenues	$262,461,809
Net loss	(966,952)

The historical financial information was adjusted to give effect to the pro forma events that were directly attributable to the acquisition. For the year ended December 31, 2014, there were no transaction related costs expensed. The unaudited pro forma consolidated results are not necessarily indicative of what the consolidated results of operations actually would have been had the merger been completed on January 1, 2014. In addition, the unaudited pro forma consolidated results do not purport to project the future results of operations of the Company.
Sturgeon Acquisition

On March 20, 2017, and as amended on May 12, 2017, the Company entered into a definitive contribution agreement with MEH Sub LLC, Wexford Offshore Sturgeon Corp., Gulfport, Rhino and Mammoth LLC (the “Sturgeon Contribution Agreement”). Under the Sturgeon Contribution Agreement, the Company agreed to acquire, through its wholly-owned subsidiary Mammoth LLC, all outstanding membership interests in Sturgeon, which owns all of the membership interests in Taylor Frac, Taylor RE and South River (collectively, the "Sturgeon subsidiaries"). The Sturgeon Acquisition added sand reserves, increased the Company's production capacity and provided access to the Canadian National Railway, which affords access to the Appalachian basin in support of the Company’s pressure pumping services as well as to western Canada.

The acquisition of Sturgeon closed on June 5, 2017. Pursuant to the Sturgeon Contribution Agreement, Mammoth issued 5,607,452 shares of its common stock, par value $0.01 per share, for all outstanding equity interests in Sturgeon. Based upon a closing price of Mammoth's common stock of $18.50 per share on June 5, 2017, the total purchase price was $103,737,862.

As a result of this transaction, the Company's historical financial information has been recast to combine the Consolidated Statements of Operations and the Consolidated Balance Sheets of the Company for all periods included in the accompanying financial statements with those of Sturgeon as if the combination had been in effect since Sturgeon commenced operations on September 13, 2014. Any material transactions between the Company and Sturgeon were eliminated. Sturgeon's financial results were incorporated into the Company's natural sand proppant services division.

The following table summarizes the carrying value of Sturgeon as of September 13, 2014, the date at which Sturgeon commenced operations with the acquisition of the Sturgeon subsidiaries:

Sturgeon
Cash and cash equivalents	$705,638
Accounts receivable	7,587,298
Inventories	2,221,073
Other current assets	555,939
Property, plant and equipment	20,424,087
Sand reserves	57,420,000
Goodwill	2,683,727
Total assets acquired	$91,597,762

Accounts payable and accrued liabilities	$2,878,072
Total liabilities assumed	$2,878,072
Net assets acquired	$88,719,690

Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution	$81,738,675